UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MetLife Core Plus Fund

Semi-Annual Report	April 30, 2021

Investment Adviser:

MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

 SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 35.6%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.9%
FHLMC
5.500%, 06/01/41	$5,050	$5,895
4.500%, 05/01/48	142,368	155,851
4.000%, 08/01/44 to 09/01/48	210,015	227,392
3.500%, 08/01/30 to 11/01/48	4,314,534	4,682,107
3.000%, 01/01/47 to 04/01/51	4,966,502	5,269,356
2.500%, 10/01/31 to 11/01/50	2,176,673	2,266,911
2.000%, 03/01/36	1,716,818	1,777,686

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.340%, 08/25/22 (A)	1,467,982	19,660

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	260,000	277,268

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	977,228

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	10,821	12,827

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	$35,186	$39,499

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	58,174	61,201

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	68,053	70,354

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	248,423	262,382

FNMA
6.000%, 09/01/39	985	1,170
5.500%, 04/01/36 to 07/01/40	192,254	219,304
5.000%, 02/01/31	24,918	27,791
4.500%, 04/01/35 to 08/01/48	54,288	60,678
4.000%, 06/01/42 to 06/01/48	4,775,178	5,161,642
3.734%, 02/01/48 (A)	162,041	181,694
3.500%, 07/01/30 to 05/01/50	2,861,398	3,100,651
3.040%, 01/01/28	165,000	178,542
3.000%, 12/01/31 to 09/01/50	8,400,335	8,886,624
2.500%, 10/01/50 to 03/01/51	1,293,438	1,342,797

FNMA TBA
5.000%, 05/01/38	290,000	321,186
2.500%, 05/01/17	2,150,000	2,246,750
2.000%, 05/15/28	1,442,000	1,489,485

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,827	2,195

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	5,441	6,168

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	28,053	34,190

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	699,897	739,259

GNMA
5.500%, 07/20/43 to 09/20/43	5,880	6,872
4.690%, 06/20/62 (A)	329	334
4.500%, 03/15/42	65,508	73,750
4.491%, 01/20/67 (A)	67,184	76,404
3.000%, 04/20/45	124,728	132,870
2.500%, 03/20/51	1,433,492	1,502,290

GNMA, Ser 2010-H14, Cl BI, IO
1.320%, 07/20/60 (A) (B)	1,483	48

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
GNMA, Ser 2017-H16, Cl PT
4.658%, 05/20/66 (A)	$714	$748

UMBS TBA
4.500%, 05/01/38	5,242,346	5,713,447
4.000%, 05/01/39	3,218,997	3,458,347
3.500%, 05/15/51 to 06/15/51	5,418,676	5,762,838
3.000%, 05/25/26 to 05/15/51	4,765,412	5,007,662
2.500%, 05/01/43	7,521,618	7,803,091
2.000%, 05/15/51	10,881,000	10,988,960

		80,633,404

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (C)	24,089	25,254

Alen Mortgage Trust, Ser ACEN, Cl A
1.265%, VAR ICE LIBOR USD 1 Month+1.150%, 04/15/34 (C)	585,000	585,000

Alen Mortgage Trust, Ser ACEN, Cl B
1.765%, VAR ICE LIBOR USD 1 Month+1.650%, 04/15/34 (C)	575,000	575,000

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.661%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/35 (C)	66,321	65,684

Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/53	480,000	474,653

Benchmark Mortgage Trust, Ser B24, Cl A5
2.584%, 03/15/54	725,000	746,169

BFLD, Ser 2019-DPLO, Cl A
1.205%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/34 (C)	100,000	100,000

BVRT Financing Trust, Ser 2021-1F, Cl M1
1.610%, 07/01/33	780,000	780,039

BVRT Financing Trust, Ser 2021-CRT1, Cl M1
1.900%, 07/10/32	721,638	721,638
0.000%, 01/10/33	694,178	694,178

BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (C)	1,570,000	1,599,664

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.035%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/36 (C)	$743,004	$743,702

BX Trust, Ser 2019-MMP, Cl A
1.115%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/36 (C)	497,510	497,510

BX Trust, Ser 2021-MFM1, Cl A
0.815%, VAR ICE LIBOR USD 1 Month+0.700%, 01/15/34 (C)	760,000	759,085

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
1.969%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (C)	18,924	18,575

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	775,000	803,390

COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	497,000	536,490

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	32,348

COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.629%, 10/10/48 (A)	625,000	679,599

COMM Mortgage Trust, Ser 2015-LC23, Cl ASB
3.598%, 10/10/48	349,768	371,350

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (C)	145,000	147,849

COMM Mortgage Trust, Ser 2020-SBX, Cl B
1.802%, 01/10/38 (C)	990,000	994,238

CORE Mortgage Trust, Ser 2019-CORE, Cl A
0.995%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/31 (C)	158,931	159,181

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.798%, 01/15/49 (A) (C)	112,714	112,338

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/48	2,759	2,758

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	125,000	133,182

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	$532,294	$559,385

CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/54	515,000	534,648

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (C)	415,000	447,517

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (C)	1,140,000	1,158,766

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (C)	200,000	213,258

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/34 (A) (C)	450,000	474,766

DOLP Trust, Ser NYC, Cl A
2.956%, 05/10/41 (C)	585,000	607,918

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	68,052	68,840

Finance of America Structured Securities Trust, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	925,000	919,073

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.745%, 07/25/46 (A) (C)	25,000	26,233

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A) (C)	122,627	126,960

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A) (C)	9,247	9,295

GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/43 (C)	36,003	36,041

GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/45	639,045	643,601

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	892,514

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	330,000	351,031

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A) (C)	145,000	147,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.006%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/53 (C)	$695,000	$696,348

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (C)	816,912	820,758

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
5.218%, 02/15/47 (A)	35,000	37,606

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.487%, 05/15/48 (A)	210,000	223,256

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB

3.514%, 12/15/49	430,000	465,363

Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.215%, 06/11/42 (A)	95,343	98,463

MortgageIT Trust, Ser 2005-1, Cl 1A1
0.746%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	2,966	3,051

MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (C)	130,000	135,842

OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.856%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/60 (C)	99,504	99,673

OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.006%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/60 (C)	73,021	73,237

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.027%, 10/25/48 (A) (C)	720,374	752,016

STACR Trust, Ser 2018-DNA3, Cl M2A
2.206%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/48 (C)	595,000	602,894

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/49 (A) (C)	1,450,000	1,505,038

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	203,217	206,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/30 (A) (C)	$101,000	$104,054

Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/45 (A)	316,000	325,737

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.456%, 03/15/48 (A)	50,000	51,073

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	145,000	157,149

		25,934,388

TOTAL MORTGAGE-BACKED SECURITIES (Cost $106,113,699)		106,567,792

CORPORATE OBLIGATIONS — 35.1%

COMMUNICATION SERVICES — 5.1%
AT&T
6.500%, 09/01/37	160,000	209,538
6.000%, 11/15/34	20,000	24,811
3.500%, 06/01/41	505,000	497,309
3.500%, 09/15/53 (C)	1,820,000	1,674,151
1.700%, 03/25/26	925,000	929,323
Charter Communications Operating
4.908%, 07/23/25	770,000	875,662
Comcast
3.700%, 04/15/24	60,000	65,420
3.400%, 04/01/30	645,000	702,604
Cox Communications
4.800%, 02/01/35 (C)	710,000	845,414
Nokia
6.625%, 05/15/39	350,000	448,536
Sky
3.750%, 09/16/24 (C)	200,000	219,591
Sprint
7.875%, 09/15/23	515,000	587,100
Sprint Spectrum
5.152%, 03/20/28 (C)	1,250,000	1,427,663
3.360%, 09/20/21 (C)	25,000	25,156

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
Time Warner Cable
5.875%, 11/15/40	$790,000	$988,187
T-Mobile USA
3.500%, 04/15/25 (C)	600,000	650,628
Verizon Communications
5.250%, 03/16/37	760,000	968,411
4.016%, 12/03/29	251,000	283,846
3.550%, 03/22/51	415,000	421,586
2.550%, 03/21/31	595,000	596,412
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	225,000	252,268
5.900%, 10/15/40	455,000	576,426
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/57	815,000	834,356
4.750%, 05/15/25	910,000	1,031,211
3.700%, 08/15/24	105,000	114,070

		15,249,679

CONSUMER DISCRETIONARY — 1.2%
BMW US Capital
4.150%, 04/09/30 (C)	95,000	109,723
Ford Motor
9.000%, 04/22/25	980,000	1,196,825
General Motors
4.875%, 10/02/23	1,215,000	1,330,283
General Motors Financial
3.450%, 04/10/22	25,000	25,568
QVC
4.850%, 04/01/24	50,000	54,187
Resorts World Las Vegas
4.625%, 04/06/31 (C)	670,000	680,051
Volkswagen Group of America Finance
1.250%, 11/24/25 (C)	310,000	309,225

		3,705,862

CONSUMER STAPLES — 2.2%
Altria Group
10.200%, 02/06/39	40,000	66,021
5.800%, 02/14/39	785,000	949,792
2.450%, 02/04/32	1,215,000	1,142,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	$540,000	$681,989
BAT Capital
4.390%, 08/15/37	670,000	689,545
3.215%, 09/06/26	370,000	391,552
Constellation Brands
4.400%, 11/15/25	445,000	503,351
Kraft Heinz Foods
5.000%, 06/04/42	1,250,000	1,443,678
4.250%, 03/01/31	150,000	165,403
Land O’ Lakes
7.250%, (C) (D)	65,000	67,762
6.000%, 11/15/22 (C)	60,000	63,866
Reynolds American
8.125%, 05/01/40	45,000	64,206
7.250%, 06/15/37	220,000	287,132

		6,517,274

ENERGY — 4.6%
ConocoPhillips
3.750%, 10/01/27 (C)	795,000	885,015
Devon Energy
7.875%, 09/30/31	195,000	265,033
Diamondback Energy
4.750%, 05/31/25	330,000	370,956
Energy Transfer
5.250%, 04/15/29	925,000	1,060,926
4.000%, 10/01/27	70,000	75,323
Eni
4.000%, 09/12/23 (C)	1,370,000	1,470,964
Enterprise Products Operating
4.200%, 01/31/50	905,000	970,645
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (C)	745,000	748,495
Hess
6.000%, 01/15/40	740,000	905,058
MPLX
4.800%, 02/15/29	625,000	720,376
New Fortress Energy
6.500%, 09/30/26 (C)	750,000	765,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Occidental Petroleum
6.125%, 01/01/31	$20,000	$22,250
3.500%, 08/15/29	35,000	33,425
2.900%, 08/15/24	95,000	94,763
Rockies Express Pipeline
4.950%, 07/15/29 (C)	70,000	71,313
Sabine Pass Liquefaction
5.750%, 05/15/24	50,000	56,445
5.000%, 03/15/27	765,000	879,442
Saudi Arabian Oil
1.625%, 11/24/25 (C)	590,000	597,711
1.250%, 11/24/23 (C)	200,000	202,560
Suncor Energy Ventures
4.500%, 04/01/22 (C)	30,000	30,801
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	191,175
2.900%, 03/01/30 (C)	690,000	700,350
Transocean Sentry
5.375%, 05/15/23 (C)	129,689	122,880
Valero Energy
1.200%, 03/15/24	895,000	899,712

Williams
5.800%, 11/15/43	430,000	534,289

WPX Energy
5.750%, 06/01/26	1,000,000	1,045,000

		13,720,155

FINANCIALS — 9.6%
Apollo Management Holdings
5.000%, 03/15/48 (C)	490,000	573,593
4.400%, 05/27/26 (C)	160,000	181,224
4.000%, 05/30/24 (C)	15,000	16,469

Athene Global Funding
3.000%, 07/01/22 (C)	25,000	25,729
2.950%, 11/12/26 (C)	990,000	1,046,937

Athene Holding
4.125%, 01/12/28	1,205,000	1,325,326

Banco Santander
2.749%, 12/03/30	800,000	777,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (C)	$365,000	$411,235
Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	1,220,000	1,317,761
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/42	545,000	556,057
Bank of America MTN
4.000%, 01/22/25	70,000	77,047
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/30	20,000	20,744
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%, (D)	600,000	644,220
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	835,000	893,776
Blackstone Secured Lending Fund
3.625%, 01/15/26 (C)	590,000	621,661
Canadian Imperial Bank of Commerce
0.950%, 10/23/25	200,000	199,469
CI Financial
3.200%, 12/17/30	830,000	845,729
Citadel
4.875%, 01/15/27 (C)	80,000	84,779
Citigroup
8.125%, 07/15/39	415,000	694,492
Citigroup Capital III
7.625%, 12/01/36	15,000	21,454
Equitable Holdings
3.900%, 04/20/23	153,000	162,533
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (C)	615,000	752,349
Fifth Third Bank
2.875%, 10/01/21	130,000	131,107
Finance of America Funding
7.875%, 11/15/25 (C)	1,175,000	1,213,187

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group
3.800%, 03/15/30	$2,560,000	$2,843,255
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	320,000	343,714
1.364%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	15,247
HSBC Bank
7.650%, 05/01/25	75,000	91,331
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%, (D)	600,000	609,000
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate+1.316%, 04/01/32	295,000	298,462
Intercontinental Exchange
3.000%, 06/15/50	300,000	278,196
JPMorgan Chase
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/52	475,000	475,089
3.200%, 06/15/26	665,000	722,257
0.730%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/27	115,000	110,562
KKR Group Finance III
5.125%, 06/01/44 (C)	120,000	149,604
Macquarie Bank
3.624%, 06/03/30 (C)	550,000	567,732
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (C)	700,000	701,234
Mercury General
4.400%, 03/15/27	819,000	926,538
Midcap Financial Issuer Trust
6.500%, 05/01/28 (C)	775,000	803,063
Morgan Stanley
1.593%, VAR United States Secured Overnight Financing Rate+0.879%, 05/04/27	300,000	301,436
Morgan Stanley MTN
3.875%, 04/29/24	595,000	649,526
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (C)	73,000	76,234
Natwest Group
3.875%, 09/12/23	690,000	740,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Nomura Holdings
2.648%, 01/16/25	$560,000	$585,484
Ohio National Financial Services
5.550%, 01/24/30 (C)	590,000	656,123
Prospect Capital
3.706%, 01/22/26	450,000	455,328
Santander Holdings USA
3.450%, 06/02/25	275,000	294,871
Societe Generale
3.625%, 03/01/41 (C)	435,000	421,040
Societe Generale MTN
2.625%, 01/22/25 (C)	710,000	741,315
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (C)	675,000	776,399
Validus Holdings
8.875%, 01/26/40	115,000	181,391
Wells Fargo
7.950%, 11/15/29	60,000	81,889
Wells Fargo MTN
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	675,000	728,182
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/35	580,000	556,203

		28,775,306

HEALTH CARE — 3.8%
AbbVie
3.600%, 05/14/25	545,000	595,765
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	394,630
Anthem
3.500%, 08/15/24	270,000	292,355
AstraZeneca
2.375%, 06/12/22	110,000	112,280
Bayer US Finance
3.375%, 10/08/24 (C)	30,000	32,370
Bayer US Finance II
4.700%, 07/15/64 (C)	510,000	577,308
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	237,312
2.095%, 06/01/31	440,000	431,766

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
Bristol-Myers Squibb
2.900%, 07/26/24	$42,000	$45,008
Cigna
2.400%, 03/15/30	50,000	50,032
CommonSpirit Health
4.350%, 11/01/42	45,000	50,030
4.187%, 10/01/49	70,000	75,758
3.910%, 10/01/50	740,000	775,302
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/30 (C)	640,000	631,979
Organon Finance
1 5.125%, 04/30/31 (C)	1,495,000	1,551,212
Royalty Pharma
2.200%, 09/02/30 (C)	1,040,000	993,406
1.750%, 09/02/27 (C)	85,000	83,743
1.200%, 09/02/25 (C)	740,000	732,010
0.750%, 09/02/23 (C)	105,000	104,981
Smith & Nephew
2.032%, 10/14/30	595,000	567,503
Takeda Pharmaceutical
4.400%, 11/26/23	210,000	229,560
3.175%, 07/09/50	850,000	808,613
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	910,000	901,018
Utah Acquisition Sub
3.950%, 06/15/26	905,000	999,642

		11,273,583

INDUSTRIALS — 2.5%
AerCap Ireland Capital DAC
5.000%, 10/01/21	190,000	193,363
Boeing
2.196%, 02/04/26	605,000	606,086
CNH Industrial Capital
1.875%, 01/15/26	570,000	578,868
CoStar Group
2.800%, 07/15/30 (C)	765,000	756,864
Equifax
3.950%, 06/15/23	370,000	395,780
2.600%, 12/15/25	690,000	727,536
GE Capital International Funding Unlimited
4.418%, 11/15/35	785,000	903,138

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
General Electric
4.250%, 05/01/40	$75,000	$83,814
General Electric MTN
5.875%, 01/14/38	225,000	294,463
Raytheon Technologies
3.950%, 08/16/25	915,000	1,020,369
Southwest Airlines
5.125%, 06/15/27	640,000	748,574
Triton Container International
2.050%, 04/15/26 (C)	450,000	450,747
United Airlines
4.375%, 04/15/26 (C)	615,000	638,198

		7,397,800

INFORMATION TECHNOLOGY — 2.1%
Apple
1.650%, 02/08/31	540,000	520,447
Avnet
4.875%, 12/01/22	90,000	95,503
Broadcom
4.750%, 04/15/29	375,000	426,650
4.150%, 11/15/30	650,000	710,528
3.419%, 04/15/33 (C)	364,000	368,937
3.150%, 11/15/25	111,000	118,887
Marvell Technology Group
4.200%, 06/22/23	680,000	721,940
Oracle
3.800%, 11/15/37	990,000	1,050,851
3.600%, 04/01/40	950,000	972,551
2.950%, 04/01/30	120,000	124,228
QUALCOMM
1.300%, 05/20/28	745,000	720,428
Vontier
2.950%, 04/01/31 (C)	285,000	280,600
1.800%, 04/01/26 (C)	330,000	329,132

		6,440,682

MATERIALS — 1.0%
Blue Cube Spinco
10.000%, 10/15/25	26,000	27,355

FMG Resources August 2006 Pty
4.375%, 04/01/31 (C)	730,000	758,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Industrias Penoles
4.150%, 09/12/29 (C)	$800,000	$864,112
Nacional del Cobre de Chile
4.250%, 07/17/42 (C)	770,000	840,701
Newcrest Finance Pty
3.250%, 05/13/30 (C)	545,000	575,467

		3,065,922

REAL ESTATE — 1.2%
Newmark Group
6.125%, 11/15/23	550,000	599,556
Sabra Health Care
3.900%, 10/15/29	585,000	608,412
Scentre Group Trust 1
1 4.375%, 05/28/30 (C)	75,000	84,954
3.625%, 01/28/26 (C)	185,000	201,390
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/80 (C)	990,000	1,049,400
Simon Property Group
3.800%, 07/15/50	195,000	206,402
2.450%, 09/13/29	1,020,000	1,027,984

		3,778,098

UTILITIES — 1.8%
CenterPoint Energy
3.600%, 11/01/21	70,000	71,134
Dominion Energy
3.071%, 08/15/24	110,000	117,287
DTE Energy
1.050%, 06/01/25	50,000	49,815
Enel Finance International
4.625%, 09/14/25 (C)	900,000	1,022,962
Evergy
5.292%, 06/15/22	115,000	119,572
Oncor Electric Delivery
2.750%, 05/15/30	815,000	858,078
Pacific Gas and Electric
2.500%, 02/01/31	150,000	141,219
2.100%, 08/01/27	1,035,000	1,008,976
1.750%, 06/16/22	1,345,000	1,346,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Public Service of Colorado
2.250%, 09/15/22	$110,000	$111,883
Vistra Operations
4.300%, 07/15/29 (C)	415,000	436,557

		5,283,662

TOTAL CORPORATE OBLIGATIONS
(Cost $105,802,027)		105,208,023

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds
1.875%, 02/15/41 to 02/15/51	5,420,000	5,133,124
1.625%, 11/15/50	7,505,000	6,420,293
1.375%, 11/15/40 to 08/15/50	17,735,000	14,628,716
U.S. Treasury Notes
1.250%, 03/31/28 to 04/30/28	6,710,000	6,687,834
1.125%, 02/15/31	9,463,000	9,037,165
0.750%, 03/31/26 to 04/30/26	4,043,000	4,026,430
0.375%, 04/15/24	1,250,000	1,251,562

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,249,356)		47,185,124

ASSET-BACKED SECURITIES — 12.1%
AccessLex Institute, Ser 2006-1, Cl B
0.638%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	22,030	20,659
AccessLex Institute, Ser 2007-A, Cl A3
0.488%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	134,205	132,453
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25	1,060,000	1,061,686
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/24	446,586	447,011
Antares CLO, Ser 2020-1A, Cl A1
2.073%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/31 (C)	285,000	286,410
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (C)	388,580	390,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.538%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/32 (C)	$955,000	$958,187
BSPRT Issuer, Ser 2021-FL6, Cl A
1.215%, VAR ICE LIBOR USD 1 Month+1.100%, 03/15/36 (C)	740,000	739,081
CARLYLE US CLO, Ser 2021-1A, Cl A1
1.331%, VAR ICE LIBOR USD 3 Month+1.140%, 04/15/34 (C)	775,000	774,798
Cedar Funding V CLO, Ser 2018-5A, Cl A1R
1.290%, VAR ICE LIBOR USD 3 Month+1.100%, 07/17/31 (C)	900,000	900,698
Chesapeake Funding II, Ser 2018-2A, Cl A1
3.230%, 08/15/30 (C)	585,257	592,011
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (C)	531,253	538,556
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/16/32 (C)	352,311	354,258
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/32 (C)	295,000	297,431
Chesapeake Funding II, Ser 2020-1A, Cl C
2.140%, 08/16/32 (C)	100,000	102,797
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/23	111,686	111,941
College Ave Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/51 (C)	515,000	511,119
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (C)	1,070,000	1,069,466
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34 (C)	835,000	834,916
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (C)	340,000	339,974
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (C)	600,000	599,971
Elmwood CLO II, Ser 2021-2A, Cl AR
1.338%, VAR ICE LIBOR USD 3 Month+1.150%, 04/20/34 (C)	900,000	899,774
Elmwood CLO VIII, Ser 2021-1A, Cl A1
1.356%, VAR ICE LIBOR USD 3 Month+1.240%, 01/20/34 (C)	1,150,000	1,149,704
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (C)	285,000	284,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/23 (C)	$59,175	$59,286
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/22	33,281	33,289
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/25	760,000	759,746
Golub Capital BDC 3 CLO 1, Ser 2021-1A, Cl A
1.711%, VAR ICE LIBOR USD 3 Month+1.600%, 04/15/33 (C)	750,000	749,805
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (C)	705,000	709,247
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (C)	111,510	116,001
Home Equity Asset Trust, Ser 2006-2, Cl 1A1
0.526%, VAR ICE LIBOR USD 1 Month+0.420%, 05/25/36 (C)	388,520	387,945
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (C)	470,804	471,345
LCM 32, Ser 2021-32A, Cl B
0.000%, 07/20/34 (C)	850,000	850,000
LCM XIII, Ser 2019-13A, Cl ARR
1.330%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (C)	1,055,000	1,055,359
LCM XXIV, Ser 2021-24A, Cl AR
1.168%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/30 (C)	1,500,000	1,499,623
Magnetite XXVIII, Ser 2020-28A, Cl A
1.446%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/31 (C)	250,000	250,202
MF1, Ser 2020-FL4, Cl A
1.815%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/35 (C)	405,000	408,285
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/57 (A) (C)	10,180	10,180
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (C)	281,404	286,949
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (C)	83,850	86,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/69 (C)	$6,307	$6,310
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.865%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/68 (C)	556,051	557,172
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/69 (C)	600,000	600,744
Neuberger Berman Loan Advisers CLO 40, Ser 2021-40A, Cl A
1.248%, VAR ICE LIBOR USD 3 Month+1.060%, 04/16/33 (C)	1,500,000	1,499,617
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
0.816%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	12,722	12,577
Octagon Investment Partners 50, Ser 2020-4A, Cl A1
1.484%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/33 (C)	365,000	365,623
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (C)	141,193	145,623
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (C)	140,669	146,312
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/23 (C)	1,564,000	1,586,315
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/24 (C)	376,753	377,098
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A3
0.330%, 10/15/25 (C)	1,365,000	1,364,392
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	79,339	85,527
Scholar Funding Trust, Ser 2011-A, Cl A
1.084%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/43 (C)	435,334	440,253
SEQUOIA INFRASTRUCTURE FUNDING I, Ser 2021-1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/31 (C)	545,000	544,858
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.514%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	8,787	8,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (C)	$130,000	$133,868
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl C
3.460%, 04/25/28 (C)	420,000	433,244
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/28 (C)	54,487	54,928
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/46 (C)	67,541	68,724
South Carolina Student Loan, Ser 2015-A, Cl A
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	241,304	243,551
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (C)	415,000	414,330
STWD, Ser 2019-FL1, Cl A
1.195%, VAR ICE LIBOR USD 1 Month+1.080%, 07/15/38 (C)	425,000	425,000
SUNNOVA HELIOS II ISSUER, Ser 2021-A, Cl A
1.800%, 02/20/48 (C)	459,451	456,458
Symphony CLO XIX, Ser 2018-19A, Cl A
1.144%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/31 (C)	250,000	249,607
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.189%, VAR ICE LIBOR USD 3 Month+1.080%, 04/20/33 (C)	755,000	754,808
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/24 (C)	57,280	57,596
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/55 (A) (C)	31,333	31,376
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (C)	54,241	56,637
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A) (C)	144,349	151,164
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.106%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/58 (C)	669,132	674,741
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)	834,324	850,726

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (C)	$187,955	$194,232
Venture XXV CLO, Ser 2021-25A, Cl BR
1.888%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (C)	925,000	924,535
Venture XXVI CLO, Ser 2021-26A, Cl BR
1.888%, VAR ICE LIBOR USD 3 Month+1.700%, 01/20/29 (C)	700,000	699,648
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (C)	250,000	250,347
Zais CLO 16, Ser 2020-16A, Cl A2
2.488%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/31 (C)	250,000	250,286

TOTAL ASSET-BACKED SECURITIES
(Cost $36,211,827)		36,247,820

SOVEREIGN DEBT — 0.5%
Colombia Government International Bond
3.250%, 04/22/32	750,000	735,690
Mexico Government International Bond
2.659%, 05/24/31	900,000	865,521

TOTAL SOVEREIGN DEBT
(Cost $1,642,438)		1,601,211

MUNICIPAL BONDS — 0.4%
GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	206,000	292,049
6.637%, 04/01/57	623,000	905,423

TOTAL MUNICIPAL BONDS
(Cost $1,212,284)		1,197,472

LOAN PARTICIPATIONS — 0.1%
Hard Rock Northern Indiana, Delayed Term Loan
11.000%, 11/06/25	7,770	8,470
Hard Rock Northern Indiana, Term Loan, 1st Lien
11.000%, 11/06/25	107,230	116,880
Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	39	36

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Sungard AS New Holdings III LLC, Initial Loan (Junior), 2nd Lien
7.750%, 08/01/24	$91	$35

TOTAL LOAN PARTICIPATIONS
(Cost $112,475)		125,421

COMMON STOCK — 0.0%

	Shares

INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	—

TOTAL COMMON STOCK (Cost $4,750)		—

TOTAL INVESTMENTS — 99.5% (Cost $300,348,856)		$298,132,863

Percentages are based on Net Assets of $299,778,772.

*	Non-income producing security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2021 was $48 and represented 0.0% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2021 was $81,754,867 and represents 27.3% of Net Assets.

(D)	Perpetual security with no stated maturity date.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

VAR — Variable Rate

As of April 30, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $300,348,856)	$298,132,863
Cash	44,253,175
Foreign Currency, at Value (Cost $805)	891
Receivable for Investment Securities Sold	5,079,834
Dividends and Interest Receivable	1,270,719
Receivable for Capital Shares Sold	156,000
Prepaid Expenses	25,887
Reclaims Receivable	12,586

Total Assets	348,931,955

Liabilities:
Payable for Investment Securities Purchased	49,006,842
Investment Advisory Fees Payable - Note 6	49,146
Payable due to Administrator	24,565
Payable due to Trustees	4,628
Chief Compliance Officer Fees Payable	2,166
Other Accrued Expenses	65,836

Total Liabilities	49,153,183

Net Assets	$299,778,772

NET ASSETS CONSIST OF:
Paid-in Capital	$305,257,942
Total Accumulated Losses	(5,479,170)

Net Assets	$299,778,772

I Class Shares
Net Assets	$299,778,765
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	29,421,860

Net Asset Value, Offering and Redemption Price Per Share	$10.19

R Class Shares
Net Assets	$7
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1

Net Asset Value, Offering and Redemption Price Per Share	$9.43*

* Net Assets divided by Outstanding Shares do not calculate to the stated Net Asset Value because Net Assets and Outstanding Shares are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund For the Six Months Ended April 30, 2021 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$2,089,807
Less: Foreign Taxes Withheld	(3,350)

Total Investment Income	2,086,457

Expenses
Investment Advisory Fees - (Note 5)	525,447
Administration Fees - (Note 4)	132,069
Trustees’ Fees	8,731
Chief Compliance Officer Fees - (Note 3)	3,353
Registration Fees	33,776
Pricing Fees	33,142
Transfer Agent Fees - (Note 4)	32,447
Legal Fees	24,752
Audit Fees	17,971
Custodian Fees - (Note 4)	15,557
Printing Fees	12,384
Insurance and Other Expenses	7,592

Total Expenses	847,221

Less:
Investment Advisory Fees Waived	(256,011)

Net Expenses	591,210

Net Investment Income	1,495,247

Net Realized Gain (Loss) on:

Investments	(3,280,636)
Foreign Currency Transactions	5,188

Net Realized Loss	(3,275,448)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,308,274)
Foreign Currency Translation	150

Net Change in Unrealized Depreciation	(3,308,124)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(6,583,572)

Net Decrease in Net Assets Resulting from Operations	$(5,088,325)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,495,247	$1,151,092
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(3,275,448)	1,736,222
Net Change in Unrealized Depreciation on Investments, Futures Contracts and Foreign Currency Translation	(3,308,124)	(271,328)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,088,325)	2,615,986

Distributions
I Class Shares	(3,197,679)	(2,569,516)

Total Distributions	(3,197,679)	(2,569,516)

Capital Share Transactions:
I Class Shares:
Issued	206,167,584	53,833,623
Reinvestment of Dividends	3,196,514	2,569,516
Redeemed	(1,584,362)	(3,455,590)

Increase from I Class Shares Capital Share Transactions	207,779,736	52,947,549

R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Increase from R Class Shares Capital Share Transactions	—	—

Net Increase in Net Assets from Capital Share Transactions	207,779,736	52,947,549

Total Increase in Net Assets	199,493,732	52,994,019

Net Assets:
Beginning of Period/Year	100,285,040	47,291,021

End of Period/Year	$299,778,772	$100,285,040

Shares Issued and Redeemed:
I Class Shares:
Issued	19,642,956	5,142,735
Reinvestment of Dividends	308,941	254,060
Redeemed	(152,338)	(341,104)

Increase in Shares Outstanding from I Class Share Transactions	19,799,559	5,055,691

R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Increase in Shares Outstanding from R Class Share Transactions	—	—

Net Increase in Shares Outstanding from Share Transactions	19,799,559	5,055,691

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Years

	I Class Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Period/Year	$10.42		$10.36	$9.55	$10.00	$10.11	$9.85

Income from Operations:
Net Investment Income(1)	0.06		0.23	0.29	0.28	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)		0.39	0.79	(0.45)	(0.01)	0.28

Total from Operations	(0.12)		0.62	1.08	(0.17)	0.23	0.52

Dividends and Distributions from:
Net Investment Income	(0.05)		(0.26)	(0.27)	(0.28)	(0.26)	(0.26)
Net Realized Gains	(0.06)		(0.30)	—	—	(0.08)	—

Total Dividends and Distributions	(0.11)		(0.56)	(0.27)	(0.28)	(0.34)	(0.26)

Net Asset Value, End of Period/Year	$10.19		$10.42	$10.36	$9.55	$10.00	$10.11

Total Return †	(1.16)%		6.17%	11.39%	(1.73)%	2.43%	5.32%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$299,779		$100,285	$47,291	$20,036	$13,000	$10,518
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45%	**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.64%	**	1.22%	1.38%	3.26%	3.69%	3.97%
Ratio of Net Investment Income to Average Net Assets	1.14%	**	2.24%	2.91%	2.84%	2.41%	2.43%
Portfolio Turnover Rate†	320%		300%	356%	311%	391%	508%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Years

	R Class Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Period/Year	$9.57		$9.92	$9.52	$9.98	$10.12	$9.86

Income from Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.01)	0.20	0.27	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.21	0.47	(0.45)	(0.04)	0.28

Total from Operations	(0.03)		0.20	0.67	(0.18)	0.20	0.52

Dividends and Distributions from:
Net Investment Income	(0.05)		(0.25)	(0.27)	(0.28)	(0.26)	(0.26)
Net Realized Gains	(0.06)		(0.30)	—	—	(0.08)	—

Total Dividends and Distributions	(0.11)		(0.55)	(0.27)	(0.28)	(0.34)	(0.26)

Net Asset Value, End of Period/Year	$9.43		$9.57	$9.92	$9.52	$9.98	$10.12

Total Return †	(0.31)%		2.05%	7.05%	(1.83)%	2.13%	5.31%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$—		$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)‡	0.45%	**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.64%	**	1.22%	1.38%	3.26%	2.49%	3.97%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24)%	**	(0.11)%	2.05%	2.79%	2.43%	2.44%
Portfolio Turnover Rate†	320%		300%	356%	311%	391%	508%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The Share Class is expected to run at the expense limit of 0.70% when assets are contributed.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of April 30, 2021, the Fund did not hold any futures contracts.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2021, the Fund paid $132,069 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the six months ended April 30, 2021, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2022. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2021, fees which were previously

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $348,585, expiring in 2021, $369,400, expiring in 2022, and $390,271, expiring in 2023. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2021, were as follows:

	U.S. Government	Other	Total
Purchases	$775,507,161	$141,710,696	$917,217,857
Sales	690,215,645	36,426,729	726,642,374

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Total
2020	$2,569,516	$2,569,516
2019	1,152,614	1,152,614

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,679,218
Undistributed Long-Term Capital Gain	91,179
Unrealized Appreciation	1,044,420
Other Temporary Differences	(7,983)

Total Distributable Earnings	$2,806,834

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2020, the Fund did not utilize capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Depreciation
$300,348,856	$1,953,177	$(4,169,170)	$(2,215,993)

8. Other:

At April 30, 2021, 96% of I Class Shares total shares outstanding were held by three record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. New Accounting Pronouncement:

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
MetLife Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$988.40	0.45%	$2.22
R Class Shares	1,000.00	996.90	0.45%(1)	2.23
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
R Class Shares	1,000.00	1,021.32	0.70%	3.51

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(1) The share class is expected to run at the expense limit of 0.70% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund‘s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

ADVISORY AGREEMENT APPROVAL AND RENEWAL DISCLOSURE

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on December 10, 2020 to decide whether to renew the Agreement for an additional one-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the December Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2021 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

MetLife Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2021